Consolidated Statements of Comprehensive Income (Loss) - Unique Logistics International, Inc. - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Net Income	$ 8,214,568	$ 3,534,554
Foreign currency translation adjustments	3,258
Total comprehensive income (loss)	8,217,826	3,534,554
Deemed dividend		(4,565,725)
Net loss attributable to noncontrolling interest	(12,795)
Comprehensive income (loss) attributable to common shareholder	$ 8,205,031	$ (1,031,171)